Quarterly Holdings Report
for

Fidelity® Emerging Markets Debt Central Fund

March 31, 2020

EMC-QTLY-0520
1.926210.109

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.7%
		Principal Amount(a)	Value
Argentina - 2.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$15,028,125	$8,904,164
Banco Macro SA 6.75% 11/4/26 (b)(c)		9,860,000	5,919,081
Cablevision SA 6.5% 6/15/21 (b)		2,466,000	2,071,440
Pampa Holding SA:
7.375% 7/21/23 (b)		4,720,000	3,152,075
7.5% 1/24/27 (b)		2,185,000	1,394,303
Pan American Energy LLC 7.875% 5/7/21 (b)		10,000	8,659
Tecpetrol SA 4.875% 12/12/22 (b)		1,340,000	1,054,831
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		5,965,000	4,268,703
YPF SA:
8.5% 3/23/21 (b)		8,902,000	5,912,597
8.5% 6/27/29 (b)		2,750,000	1,422,266
8.75% 4/4/24 (b)		28,210,000	15,303,925

TOTAL ARGENTINA			49,412,044

Austria - 0.3%
ESAL GmbH 6.25% 2/5/23 (b)		1,289,000	1,275,723
JBS Investments II GmbH 7% 1/15/26 (b)		5,370,000	5,351,635

TOTAL AUSTRIA			6,627,358

Azerbaijan - 0.1%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,120,000	2,146,500
Bahrain - 0.3%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		3,560,000	3,046,025
7.625% 11/7/24 (b)		4,425,000	3,894,000

TOTAL BAHRAIN			6,940,025

Belarus - 0.0%
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		1,300,000	1,215,500
Bermuda - 0.8%
Digicel Group Ltd. 6.75% 3/1/23 (b)		4,120,000	1,619,675
GeoPark Ltd. 6.5% 9/21/24 (b)		7,210,000	4,026,334
Qtel International Finance Ltd.:
3.25% 2/21/23 (b)		10,685,000	10,444,588
5% 10/19/25 (b)		2,795,000	2,955,713

TOTAL BERMUDA			19,046,310

Brazil - 0.1%
Globo Comunicacao e Participacoes SA 4.843% 6/8/25 (b)		2,935,000	2,653,423
British Virgin Islands - 1.5%
1MDB Global Investments Ltd. 4.4% 3/9/23		34,500,000	30,144,375
Central American Bottling Corp. 5.75% 1/31/27 (b)		1,295,000	1,105,308
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		4,177,000	4,056,911
5.125% 5/15/24 (b)		1,850,000	1,737,266

TOTAL BRITISH VIRGIN ISLANDS			37,043,860

Canada - 1.0%
First Quantum Minerals Ltd.:
7.25% 4/1/23 (b)		21,190,000	17,375,800
7.5% 4/1/25 (b)		2,900,000	2,395,400
Frontera Energy Corp. 9.7% 6/25/23 (b)		5,325,000	3,354,750

TOTAL CANADA			23,125,950

Cayman Islands - 1.0%
Banco Do Brasil SA:
4.625% 1/15/25 (b)		1,660,000	1,607,606
4.875% 4/19/23 (b)		1,290,000	1,268,231
Comcel Trust 6.875% 2/6/24 (b)		11,400,000	10,904,813
Lamar Funding Ltd. 3.958% 5/7/25 (b)		2,725,000	1,962,852
NagaCorp Ltd. 9.375% 5/21/21 (b)		4,420,000	4,223,863
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(d)		11,075,000	456,844
7.125% 6/26/42 (b)(d)		14,263,000	714,933
Sable International Finance Ltd. 5.75% 9/7/27 (b)		1,435,000	1,266,280
Sparc Em Spc 0% 12/5/22 (b)		678,510	624,229

TOTAL CAYMAN ISLANDS			23,029,651

Colombia - 0.4%
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		9,710,000	9,206,294
Curacao - 0.2%
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		3,125,000	2,865,063
3.65% 11/10/21		1,030,000	988,800

TOTAL CURACAO			3,853,863

Dominican Republic - 0.0%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,075,000	1,022,258
Georgia - 0.7%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		10,695,000	9,745,819
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		4,663,000	4,365,730
JSC Georgian Railway 7.75% 7/11/22 (b)		1,290,000	1,238,400
TBC Bank JSC 5.75% 6/19/24 (b)		1,445,000	1,432,024

TOTAL GEORGIA			16,781,973

India - 0.1%
Shriram Transport Finance Co. Ltd. 5.1% 7/16/23 (b)		1,850,000	1,278,396
Indonesia - 0.7%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)(d)		1,970,000	250,559
PT Adaro Indonesia 4.25% 10/31/24 (b)		11,480,000	9,420,603
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		12,515,000	8,369,406

TOTAL INDONESIA			18,040,568

Ireland - 1.0%
Alfa Bond Issuance PLC 5.95% 4/15/30 (b)(c)		2,605,000	2,222,391
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		8,445,000	8,302,491
Borets Finance DAC 6.5% 4/7/22 (b)		2,775,000	2,494,898
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,950,000	1,681,875
CBOM Finance PLC:
4.7% 1/29/25 (b)		1,460,000	1,114,199
5.55% 2/14/23 (b)		4,190,000	3,542,645
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)		3,700,000	3,630,329

TOTAL IRELAND			22,988,828

Kazakhstan - 0.4%
BTA Bank JSC 5.5% 12/21/22 (b)		6,348,194	6,223,214
KazMunaiGaz National Co.:
3.875% 4/19/22 (b)		1,225,000	1,172,938
4.75% 4/24/25 (b)		1,325,000	1,320,859

TOTAL KAZAKHSTAN			8,717,011

Korea (South) - 0.3%
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	284,300,000	3,793,536
POSCO:
2.5% 1/17/25 (b)		2,465,000	2,374,352
4% 8/1/23 (b)		1,720,000	1,802,560

TOTAL KOREA (SOUTH)			7,970,448

Luxembourg - 2.0%
CSN Resources SA 7.625% 2/13/23 (b)		22,915,000	15,925,925
MHP SA 7.75% 5/10/24 (b)		3,960,000	3,302,888
Millicom International Cellular SA 6% 3/15/25 (b)		4,210,000	3,899,513
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		6,673,000	6,479,066
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		18,735,000	18,661,817
Usiminas International SARL 5.875% 7/18/26 (b)		1,245,000	951,258

TOTAL LUXEMBOURG			49,220,467

Mauritius - 0.4%
HTA Group Ltd. 9.125% 3/8/22 (b)		7,440,000	6,844,800
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		1,400,000	1,310,750
6.5% 10/13/26 (b)		2,670,000	2,542,341

TOTAL MAURITIUS			10,697,891

Mexico - 5.9%
Aerovias de Mexico SA de CV 7% 2/5/25 (b)		1,615,000	489,042
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	224,420,000	8,806,871
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		3,725,000	2,963,312
BBVA Bancomer SA 7.25% 4/22/20 (b)		2,600,000	2,587,000
Braskem Idesa SAPI 7.45% 11/15/29 (b)		2,145,000	1,458,600
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		2,630,000	2,393,300
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		3,540,000	2,761,200
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		4,230,000	3,087,900
Metalsa SA de CV 4.9% 4/24/23 (b)		9,127,000	8,214,300
Pemex Project Funding Master Trust:
6.625% 6/15/35		21,100,000	14,116,164
8.625% 2/1/22		1,575,000	1,427,738
8.625% 12/1/23 (c)		930,000	822,613
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 4.4181% 3/11/22 (c)(e)		4,025,000	3,299,997
3.5% 1/30/23		7,330,000	5,890,343
4.875% 1/24/22		1,130,000	973,495
4.875% 1/18/24		26,725,000	21,380,000
5.375% 3/13/22		1,500,000	1,276,500
5.5% 1/21/21		2,190,000	2,107,328
6.375% 2/4/21		800,000	753,050
6.5% 6/2/41		5,910,000	3,784,306
6.75% 9/21/47		17,917,000	11,735,635
7.69% 1/23/50 (b)		35,249,000	24,145,565
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		26,115,000	18,313,144

TOTAL MEXICO			142,787,403

Mongolia - 0.4%
Development Bank of Mongolia 7.25% 10/23/23 (b)		1,405,000	1,195,567
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		7,683,000	7,644,585

TOTAL MONGOLIA			8,840,152

Morocco - 0.1%
OCP SA 6.875% 4/25/44 (b)		1,260,000	1,372,613
Netherlands - 4.2%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		10,725,000	6,006,000
GTH Finance BV 7.25% 4/26/23 (b)		7,455,000	7,706,532
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		8,505,000	7,186,725
Metinvest BV 7.75% 4/23/23 (b)		18,515,000	13,330,800
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		30,870,000	5,106,284
Petrobras Global Finance BV:
5.093% 1/15/30 (b)		3,221,000	2,915,005
5.999% 1/27/28		3,737,000	3,619,285
6.125% 1/17/22		2,370,000	2,358,325
6.25% 3/17/24		10,690,000	10,412,060
6.9% 3/19/49		4,720,000	4,571,468
8.75% 5/23/26		10,870,000	11,734,165
SABIC Capital II BV 4% 10/10/23 (b)		9,280,000	9,187,200
VTR Finance BV 6.875% 1/15/24 (b)		17,090,000	15,594,625

TOTAL NETHERLANDS			99,728,474

Nigeria - 0.1%
Fidelity Bank PLC 10.5% 10/16/22 (b)		2,350,000	1,906,438
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		2,585,000	2,337,002
Peru - 0.3%
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	25,540,000	7,962,530
Saudi Arabia - 2.0%
Saudi Arabian Oil Co.:
3.5% 4/16/29 (b)		17,605,000	17,296,913
4.25% 4/16/39 (b)		16,825,000	16,572,625
4.375% 4/16/49 (b)		13,200,000	13,096,875

TOTAL SAUDI ARABIA			46,966,413

Singapore - 0.7%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		14,560,000	11,293,100
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (b)		1,530,000	918,706
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		5,650,000	5,373,207

TOTAL SINGAPORE			17,585,013

South Africa - 2.0%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		46,805,000	39,550,225
6.75% 8/6/23 (b)		6,190,000	4,526,438
7.125% 2/11/25 (b)		4,770,000	3,392,663

TOTAL SOUTH AFRICA			47,469,326

Togo - 0.0%
Ecobank Transnational, Inc. 9.5% 4/18/24 (b)		1,275,000	1,118,016
Tunisia - 0.1%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		3,745,000	2,979,616
Turkey - 2.1%
Akbank TAS 7.2% 3/16/27 (b)(c)		5,465,000	4,635,003
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		11,815,000	9,743,683
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		6,135,000	5,565,595
Turk Sise ve Cam Fabrikalari A/S:
4.25% 5/9/20 (b)		2,304,000	2,296,800
6.95% 3/14/26 (b)		1,420,000	1,221,200
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		2,600,000	2,439,125
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		5,905,000	4,648,342
Turkiye Is Bankasi A/S:
5% 4/30/20 (b)		2,800,000	2,660,000
5.5% 4/21/22 (b)		3,815,000	3,552,719
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (b)		4,070,000	3,474,763
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (b)		11,215,000	10,089,995

TOTAL TURKEY			50,327,225

Ukraine - 0.1%
Naftogaz of Ukraine NJSC 7.625% 11/8/26 (b)		1,955,000	1,622,650
VFU Funding PLC (VF Ukraine) 6.2% 2/11/25 (b)		530,000	445,200

TOTAL UKRAINE			2,067,850

United Arab Emirates - 0.3%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		6,360,000	4,897,200
DP World Ltd. 5.625% 9/25/48 (b)		1,795,000	1,496,581
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		1,680,000	1,320,900

TOTAL UNITED ARAB EMIRATES			7,714,681

United Kingdom - 1.9%
Biz Finance PLC 9.625% 4/27/22 (b)		5,092,917	4,838,267
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		25,860,000	12,935,172
NAK Naftogaz Ukraine 7.375% 7/19/22 (Reg. S)		6,970,000	5,854,800
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		2,299,500	2,138,535
Tullow Oil PLC 6.25% 4/15/22 (b)		26,475,000	5,971,767
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		3,083,700	2,837,004
Vedanta Resources PLC:
6.375% 7/30/22 (b)		27,725,000	10,604,813
8.25% 6/7/21 (b)		2,830,000	1,291,188

TOTAL UNITED KINGDOM			46,471,546

United States of America - 1.9%
Azul Investments LLP 5.875% 10/26/24 (b)		7,460,000	3,993,431
CEMEX Finance LLC 6% 4/1/24 (b)		1,485,000	1,284,525
Citgo Holding, Inc. 9.25% 8/1/24 (b)		5,435,000	4,429,525
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		14,610,000	13,514,864
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		14,765,000	8,141,569
Stillwater Mining Co. 6.125% 6/27/22 (b)		16,170,000	14,330,663

TOTAL UNITED STATES OF AMERICA			45,694,577

Venezuela - 0.1%
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		5,000,000	300,000
5.5% 4/12/37 (d)		330,000	19,800
6% 5/16/24 (b)(d)		9,685,000	581,100
6% 11/15/26 (b)(d)		12,130,000	727,800
9.75% 5/17/35 (b)(d)		1,315,000	78,900
12.75% 2/17/22 (b)(d)		1,310,000	78,600

TOTAL VENEZUELA			1,786,200

TOTAL NONCONVERTIBLE BONDS
(Cost $1,116,065,913)			856,133,693

Government Obligations - 47.8%
Argentina - 3.2%
Argentine Republic:
5.625% 1/26/22		25,645,000	7,757,613
6.875% 4/22/21		70,840,000	20,986,350
7.5% 4/22/26		50,735,000	14,396,056
8.28% 12/31/33		8,937,992	3,145,056
Buenos Aires Province 10.875% 1/26/21 (b)		7,875,333	2,047,587
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		1,299,000	755,044
8.95% 2/19/21 (b)		3,163,700	2,784,056
Mendoza Province 8.375% 5/19/24 (b)		965,000	435,336
Province of Santa Fe 7% 3/23/23 (b)		14,050,000	8,430,000
Provincia de Cordoba:
7.125% 6/10/21 (b)		19,290,000	12,442,050
7.45% 9/1/24 (b)		9,360,000	4,017,780

TOTAL ARGENTINA			77,196,928

Azerbaijan - 0.2%
Azerbaijan Republic 4.75% 3/18/24 (b)		4,125,000	3,980,625
Bahamas (Nassau) - 0.1%
Bahamian Republic 6% 11/21/28 (b)		2,245,000	2,505,981
Barbados - 0.3%
Barbados Government:
6.5% 2/1/21 (b)		841,800	842,221
6.5% 10/1/29 (b)		6,880,000	6,708,000

TOTAL BARBADOS			7,550,221

Belarus - 0.5%
Belarus Republic 6.875% 2/28/23 (b)		11,305,000	11,022,375
Bermuda - 0.4%
Bermuda Government:
3.717% 1/25/27 (b)		3,310,000	3,152,775
4.75% 2/15/29 (b)		6,745,000	6,812,450

TOTAL BERMUDA			9,965,225

Bolivia - 0.0%
Plurinational State of Bolivia 5.95% 8/22/23 (b)		1,175,000	1,175,000
Brazil - 2.4%
Brazilian Federative Republic:
4.75% 1/14/50		17,960,000	16,461,463
5.625% 1/7/41		1,345,000	1,374,842
5.625% 2/21/47		2,190,000	2,250,909
7.125% 1/20/37		4,065,000	4,758,591
8.25% 1/20/34		23,430,000	29,609,663
10% 1/1/23	BRL	17,820,000	3,816,698

TOTAL BRAZIL			58,272,166

Cameroon - 0.6%
Cameroon Republic 9.5% 11/19/25 (b)		16,485,000	14,707,711
Colombia - 0.0%
Colombian Republic 7.375% 9/18/37		930,000	1,163,430
Costa Rica - 0.2%
Costa Rican Republic 4.25% 1/26/23 (b)		5,330,000	4,790,338
Dominican Republic - 1.8%
Dominican Republic:
4.5% 1/30/30 (b)		4,030,000	3,455,725
5.5% 1/27/25 (b)		2,710,000	2,594,825
5.875% 1/30/60 (b)		4,500,000	3,768,750
5.95% 1/25/27 (b)		2,545,000	2,382,756
6% 7/19/28 (b)		3,530,000	3,291,725
6.4% 6/5/49 (b)		5,070,000	4,377,628
6.85% 1/27/45 (b)		2,530,000	2,274,628
6.875% 1/29/26 (b)		10,075,000	9,996,289
7.45% 4/30/44 (b)		7,520,000	7,294,400
7.5% 5/6/21 (b)		3,976,667	3,986,608

TOTAL DOMINICAN REPUBLIC			43,423,334

Egypt - 3.3%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		1,845,000	1,707,778
5.875% 6/11/25 (b)		1,715,000	1,540,284
6.125% 1/31/22 (b)		19,070,000	18,289,322
7.0529% 1/15/32 (b)		1,665,000	1,313,269
7.5% 1/31/27 (b)		36,365,000	32,546,675
7.6003% 3/1/29 (b)		13,920,000	12,401,850
7.903% 2/21/48 (b)		4,290,000	3,433,341
8.5% 1/31/47 (b)		7,395,000	6,008,438
8.7002% 3/1/49 (b)		1,150,000	948,031

TOTAL EGYPT			78,188,988

El Salvador - 0.7%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		1,065,000	925,884
6.375% 1/18/27 (b)		6,320,000	5,518,150
7.1246% 1/20/50 (b)		2,835,000	2,187,380
7.625% 9/21/34 (b)		2,100,000	1,627,500
7.75% 1/24/23 (b)		5,750,000	5,604,453

TOTAL EL SALVADOR			15,863,367

Ethiopia - 0.0%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		965,000	860,961
Ghana - 0.2%
Ghana Republic:
6.375% 2/11/27 (b)		2,950,000	2,147,969
7.875% 3/26/27 (b)		2,515,000	1,826,519
9.25% 9/15/22 (b)		890,000	854,400

TOTAL GHANA			4,828,888

Honduras - 0.0%
Republic of Honduras 8.75% 12/16/20 (b)		600,000	603,000
Indonesia - 2.6%
Indonesian Republic:
4.1% 4/24/28		935,000	954,577
4.35% 1/11/48		5,270,000	5,368,813
4.625% 4/15/43 (b)		2,190,000	2,324,822
5.125% 1/15/45 (b)		9,585,000	10,693,266
5.25% 1/17/42 (b)		4,340,000	4,934,038
5.95% 1/8/46 (b)		4,505,000	5,329,978
6.75% 1/15/44 (b)		3,710,000	4,823,000
7.75% 1/17/38 (b)		11,250,000	15,525,000
8.5% 10/12/35 (b)		7,965,000	11,379,874

TOTAL INDONESIA			61,333,368

Iraq - 0.9%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		29,905,000	22,699,764
Israel - 0.0%
Israeli State 3.875% 7/3/50		1,110,000	1,132,200
Ivory Coast - 0.6%
Ivory Coast 5.75% 12/31/32		15,368,625	13,769,327
Jamaica - 0.1%
Jamaican Government:
6.75% 4/28/28		725,000	763,063
7.875% 7/28/45		1,995,000	2,104,725
8% 3/15/39		555,000	603,736

TOTAL JAMAICA			3,471,524

Jordan - 0.2%
Jordanian Kingdom 6.125% 1/29/26 (b)		4,740,000	4,304,513
Kazakhstan - 0.1%
Kazakhstan Republic:
5.125% 7/21/25 (b)		1,220,000	1,313,025
6.5% 7/21/45 (b)		825,000	1,080,750

TOTAL KAZAKHSTAN			2,393,775

Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (b)		8,390,000	7,991,475
Lebanon - 0.2%
Lebanese Republic:
5.8% 4/14/20 (d)		6,207,000	1,148,295
6.375% 12/31/49 (d)		15,033,000	2,781,105

TOTAL LEBANON			3,929,400

Mexico - 2.2%
United Mexican States:
3.25% 4/16/30		4,725,000	4,458,038
4.5% 4/22/29		1,940,000	1,982,438
5.75% 10/12/10		12,160,000	12,737,600
6.05% 1/11/40		24,415,000	28,878,367
6.5% 6/9/22	MXN	133,475,000	5,645,856

TOTAL MEXICO			53,702,299

Mongolia - 0.1%
Mongolian People's Republic 8.75% 3/9/24 (b)		1,300,000	1,225,926
Morocco - 0.2%
Moroccan Kingdom:
4.25% 12/11/22 (b)		2,775,000	2,747,250
5.5% 12/11/42 (b)		850,000	897,281

TOTAL MOROCCO			3,644,531

Nigeria - 0.8%
Republic of Nigeria:
6.5% 11/28/27 (b)		5,445,000	3,736,631
6.75% 1/28/21 (b)		3,790,000	3,516,409
7.625% 11/21/25 (b)		16,115,000	12,408,550

TOTAL NIGERIA			19,661,590

Oman - 0.6%
Sultanate of Oman:
3.625% 6/15/21 (b)		4,275,000	3,941,016
3.875% 3/8/22 (b)		5,265,000	4,508,156
4.75% 6/15/26 (b)		3,975,000	2,828,461
5.375% 3/8/27 (b)		940,000	670,044
6.75% 1/17/48 (b)		2,255,000	1,482,663

TOTAL OMAN			13,430,340

Pakistan - 0.3%
Islamic Republic of Pakistan 8.25% 4/15/24 (b)		1,300,000	1,151,313
The Third Pakistan International Sukuk Co. Ltd.:
5.5% 10/13/21 (b)		3,625,000	3,495,859
5.625% 12/5/22 (b)		2,005,000	1,871,668

TOTAL PAKISTAN			6,518,840

Panama - 0.2%
Panamanian Republic 4.5% 4/1/56		3,730,000	4,056,375
Papua New Guinea - 0.1%
Papua New Guinea 8.375% 10/4/28 (b)		3,640,000	3,331,510
Paraguay - 0.0%
Republic of Paraguay 5.4% 3/30/50 (b)		790,000	739,884
Peru - 0.1%
Peruvian Republic 8.75% 11/21/33		1,295,000	2,054,194
Qatar - 1.9%
State of Qatar:
4% 3/14/29 (b)		7,165,000	7,666,550
4.817% 3/14/49 (b)		14,340,000	16,907,756
5.103% 4/23/48 (b)		12,105,000	14,688,661
9.75% 6/15/30 (b)		4,350,000	6,651,422

TOTAL QATAR			45,914,389

Russia - 4.5%
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S)		2,200,000	2,354,000
5.1% 3/28/35 (b)		26,000,000	30,030,000
5.1% 3/28/35(Reg. S)		9,200,000	10,626,000
5.25% 6/23/47 (b)		28,800,000	35,019,000
5.25% 6/23/47(Reg. S)		3,600,000	4,377,375
5.625% 4/4/42 (b)		3,825,000	4,667,695
5.875% 9/16/43 (b)		1,195,000	1,482,920
5.875% 9/16/43 (Reg. S)		600,000	744,563
7.25% 5/10/34	RUB	449,775,000	5,977,472
7.6% 7/20/22	RUB	649,350,000	8,473,133
8.15% 2/3/27	RUB	381,395,000	5,284,754

TOTAL RUSSIA			109,036,912

Rwanda - 0.3%
Rwanda Republic 6.625% 5/2/23 (b)		7,295,000	6,492,546
Saudi Arabia - 0.5%
Kingdom of Saudi Arabia:
4.5% 10/26/46 (b)		3,860,000	3,898,600
4.625% 10/4/47 (b)		7,470,000	7,638,075

TOTAL SAUDI ARABIA			11,536,675

Senegal - 0.0%
Republic of Senegal 8.75% 5/13/21 (b)		675,000	670,950
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		1,275,000	792,413
6.25% 10/4/20 (b)		7,975,000	5,450,414
6.25% 7/27/21 (b)		725,000	469,829

TOTAL SRI LANKA			6,712,656

Turkey - 5.6%
Export Credit Bank of Turkey 5.375% 2/8/21 (b)		2,590,000	2,540,628
Turkish Republic:
3.25% 3/23/23		25,905,000	23,201,166
4.25% 3/13/25		4,285,000	3,642,250
5.125% 3/25/22		42,745,000	41,315,714
5.25% 3/13/30		2,900,000	2,320,000
5.75% 5/11/47		10,975,000	7,928,340
6.25% 9/26/22		44,805,000	43,656,872
6.35% 8/10/24		3,290,000	3,124,472
7.25% 12/23/23		7,080,000	6,918,488

TOTAL TURKEY			134,647,930

Ukraine - 4.7%
Ukraine Government:
7.375% 9/25/32 (b)		4,110,000	3,722,119
7.75% 9/1/20 (b)		36,241,000	35,516,180
7.75% 9/1/21 (b)		59,122,000	56,757,120
7.75% 9/1/22 (b)		5,582,000	5,247,080
7.75% 9/1/23 (b)		1,645,000	1,538,075
7.75% 9/1/24 (b)		6,095,000	5,622,638
7.75% 9/1/26 (b)		2,450,000	2,247,875
7.75% 9/1/27 (b)		1,360,000	1,246,100

TOTAL UKRAINE			111,897,187

United Arab Emirates - 0.2%
Emirate of Abu Dhabi 3.125% 9/30/49 (b)		4,100,000	3,813,000
United States of America - 5.0%
U.S. Treasury Notes 2% 11/15/26		110,174,000	120,623,293
Uruguay - 0.0%
Banco Central del Uruguay:
value recovery A rights 1/2/21 (f)(g)		1,000,000	10
value recovery B rights 1/2/21 (f)(g)		1,500,000	15

TOTAL URUGUAY			25

Uzbekistan - 0.1%
Uzbekistan Republic of 4.75% 2/20/24 (b)		1,830,000	1,798,547
Venezuela - 0.2%
Venezuelan Republic:
oil recovery warrants 4/15/20 (f)(g)		2,504	2,504
9.25% 9/15/27 (d)		32,390,000	2,915,100
11.95% 8/5/31 (Reg. S) (d)		14,080,000	1,267,200
12.75% 8/23/22 (d)		2,705,000	243,450

TOTAL VENEZUELA			4,428,254

Vietnam - 1.0%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.810% 2.625% 3/13/28 (c)(e)		1,040,000	768,459
5.5% 3/12/28		23,954,250	23,797,050

TOTAL VIETNAM			24,565,509

TOTAL GOVERNMENT OBLIGATIONS
(Cost $1,330,195,689)			1,147,627,246

Supranational Obligations - 0.2%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $6,543,017)	INR	423,400,000	5,563,437

Preferred Securities - 2.3%
Cayman Islands - 1.5%
Banco Do Brasil SA:
6.25% (b)(c)(h)		3,590,000	2,818,150
9% (b)(c)(h)		3,275,000	3,101,630
Banco Mercantil del Norte SA 7.625% (b)(c)(h)		2,830,000	2,101,275
Cosan Overseas Ltd. 8.25% (h)		23,191,000	20,675,008
Itau Unibanco Holding SA:
5.5% 8/6/22 (b)		5,655,000	5,683,275
6.125% (b)(c)(h)		1,525,000	1,413,484
Odebrecht Finance Ltd. 7.5% (b)(d)(h)		22,325,000	893,000

TOTAL CAYMAN ISLANDS			36,685,822

Georgia - 0.1%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (c)(h)		1,300,000	1,118,000
Ireland - 0.7%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(h)		10,187,000	8,929,542
Tinkoff Credit Systems 9.25% (Reg. S) (c)(h)		9,739,000	7,803,374

TOTAL IRELAND			16,732,916

TOTAL PREFERRED SECURITIES
(Cost $74,839,147)			54,536,738
		Shares	Value

Money Market Funds - 13.3%
Fidelity Cash Central Fund 0.29% (i)
(Cost $319,768,717)		319,699,886	319,795,796
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $2,847,412,483)			2,383,656,910
NET OTHER ASSETS (LIABILITIES) - 0.7%			17,972,011
NET ASSETS - 100%			$2,401,628,921

Currency Abbreviations

BRL – Brazilian real

INR – Indian rupee

MXN – Mexican peso

PEN – Peruvian new sol

RUB – Russian ruble

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,289,327,231 or 53.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Quantity represents share amount.

 (g) Level 3 security

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,057,938
Total	$1,057,938

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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